Commitments and Contingencies (Details) - USD ($)					1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 25, 2023	Mar. 01, 2023	Apr. 14, 2021	Mar. 18, 2021	Jul. 25, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 15, 2023	Aug. 16, 2023	Jul. 14, 2023	Mar. 16, 2023	Feb. 24, 2023	Jan. 16, 2023	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Effective days of lock-up period						30 days
Deferred underwriting commissions payable						$ 11,172,572	$ 11,172,572						$ 11,172,572
Deposits in trust account						$ 20,000,000		$ 135,000	$ 160,000	$ 160,000
Investor fund	$ 1,090,000				$ 1,090,000
Sponsor transfer						0.75 of a Class A ordinary share for each dollar
Business combination payment in cash	1 Class A ordinary share for each $10 of the Capital Calls					1 Class A ordinary share for each $10 of the Capital Calls
Subscription agreement						$ 5,000
Investor’s Capital	$ 750,000				750,000	$ 160,000
Initial draw amount					$ 750,000
Price per warrant (in Dollars per share)						$ 10	$ 10
Redemption price (in Dollars per share)						10.78	10.15
Stock price (in Dollars per share)				$ 10
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Stock issued during period shares new issues (in Shares)			1,921,634
Price per warrant (in Dollars per share)			$ 10
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Payments for underwriting expense				$ 6,000,000
Ordinary share, par value (in Dollars per share)							0.0001
Stock price (in Dollars per share)				$ 10
Class A Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Ordinary share, par value (in Dollars per share)						0.0001	0.0001							$ 0.0001
Price per warrant (in Dollars per share)						18	11.5
Redemption price (in Dollars per share)							10.15							$ 10
Class A Ordinary Shares [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Price per warrant (in Dollars per share)				11.5		11.5
Stock price (in Dollars per share)				$ 10		$ 31,921,634	$ 31,921,634
Subscription Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Deposits in trust account												$ 480,000
Deposit from trust account						$ 160,000
Investor fund						$ 1,090,000
Business combination payment in cash						1 Class A ordinary share for each $10 of the Capital Calls
Subscription agreement						$ 5,000	$ 5,000
Subscription Agreement [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Trust account (in Dollars per share)												$ 0.12
Ordinary share, par value (in Dollars per share)												$ 0.0001
Public Share Redemption (in Dollars per share)						$ 0.04
Investor fund										$ 1,500,000
Sponsor transfer							0.75 of a Class A ordinary share for each dollar
Business combination payment in cash						1 Class A ordinary share for each $10 of the Capital Calls
Forward Purchase Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)		2,500,000
Beneficially own greater than		9.90%
Redemption price (in Dollars per share)		$ 0.6
Amount to redemption price (in Dollars per share)		0.6
Stock price (in Dollars per share)		10
Repay per share (in Dollars per share)		$ 10
Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Price per warrant (in Dollars per share)	$ 1.5				$ 1.5
Warrant [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Stock issued during period shares new issues (in Shares)			1,921,634
Stock price (in Dollars per share)			$ 10
Private Placement Warrants [Member]
Commitments and Contingencies (Details) [Line Items]
Stock price (in Dollars per share)						$ 1.5	$ 1.5
Private Placement Warrants [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Effective days of lock-up period							30 days
Underwriters [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Over-allotments option vesting period				45 days		45 days	45 days
Stock issued during period shares new issues (in Shares)				4,500,000		4,500,000
Payments for underwriting expense				$ 384,327
Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Sponsor transfer						0.75 shares of Class A ordinary share for each dollar
Subscription agreement						$ 5,000
Sponsor [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Stock price (in Dollars per share)				$ 10
Sponsor [Member] | Subscription Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Investor fund											$ 1,500,000
Sponsor [Member] | Private Placement Warrants [Member]
Commitments and Contingencies (Details) [Line Items]
Stock price (in Dollars per share)			$ 1.5